Document And Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Central Index Key	0001417663
Trading Symbol	snwv
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Type	S-1/A
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Amendment Flag	true
Amendment Description	To update the financials.